Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Total	Restricted Stock Units	Adoption of ASU 2016-13	Balance, January 01, 2023	Common Stock	Common Stock Balance, January 01, 2023	Surplus	Surplus Restricted Stock Units	Surplus Balance, January 01, 2023	Retained Earnings	Retained Earnings Adoption of ASU 2016-13	Retained Earnings Balance, January 01, 2023	Accumulated Other Comprehensive Income (Loss)	Accumulated Other Comprehensive Income (Loss) Restricted Stock Units	Accumulated Other Comprehensive Income (Loss) Balance, January 01, 2023	Treasury Stock	Treasury Stock Restricted Stock Units	Treasury Stock Balance, January 01, 2023
Beginning balance at Dec. 31, 2021	$ 148,956				$ 7,024		$ 64,437			$ 82,300			$ 3,293			$ (8,098)
Increase (Decrease) in Stockholders' Equity
Net income	20,751									20,751
Other comprehensive income (loss)	(35,007)												(35,007)
Purchase of treasury stock	(2,892)															(2,892)
Stock dividend	0				260		6,605			(6,865)
Cash dividends declared, common stock	(4,397)									(4,397)
Ending balance at Dec. 31, 2022	127,411				7,284		71,042			91,789			(31,714)			(10,990)
Increase (Decrease) in Stockholders' Equity
Net income	956									956
Other comprehensive income (loss)	17,952												17,952
Share-based compensation expense	42						42
Stock dividend	0				271		5,734			(6,005)
Cash dividends declared, common stock	(4,695)									(4,695)
Ending balance at Dec. 31, 2023	136,085		$ (5,581)	$ 121,830	7,555	$ 7,284	76,818		$ 71,042	76,464	$ (5,581)	$ 86,208	(13,762)		$ (31,714)	(10,990)		$ (10,990)
Increase (Decrease) in Stockholders' Equity
Net income	18,256									18,256
Other comprehensive income (loss)	1,319												1,319
Share-based compensation expense	184						184
Purchase of treasury stock	(1,116)															(1,116)
Issuance of treasury shares for share based awards, net		$ (3)						$ (145)						$ 0			$ 142
Cash dividends declared, common stock	(5,178)									(5,178)
Ending balance at Dec. 31, 2024	$ 149,547				$ 7,555		$ 76,857			$ 89,542			$ (12,443)			$ (11,964)